Inventories	6 Months Ended
Jun. 30, 2024
Inventories
Inventories
8.	Inventories

	As of	As of
	December 31,	June 30,
	2023	2024
	RMB’000	RMB’000
Work in progress	4,798	6,514
Finished goods	29,503	22,353
Allowance for inventory loss	(11,843)	(9,418)
Total	22,458	19,449